Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2018
Securitizations
Securitizations
in	6M18	6M17
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
RMBS
Net gain/(loss) [1]	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or its underlying collateral	(1)	(2)	[2]
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Other asset-backed financings
Net gain [1]	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or its underlying collateral [3]	(232)	(209)	[2]
Fees [4]	67	56
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 6M17.
3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
4 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q18	4Q17
CHF million
CMBS
Principal amount outstanding	23,938	19,918
Total assets of SPE	37,020	31,586
RMBS
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Other asset-backed financings
Principal amount outstanding	24,176	20,916
Total assets of SPE	45,550	39,330
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M18							6M17
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			463				2,626			60				637
of which level 2			463				2,542			60				538
of which level 3			0				84			0				99
Weighted-average life, in years			5.7				7.6			7.7				9.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.5	–	13.5			–	[2]	6.7	–	16.8
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.2	2.9	–	3.0		2.3	–	11.7
Expected credit losses (rate per annum), in % [4]	1.8	–	1.8		2.8	–	5.5	0.0	–	0.0		3.2	–	3.7
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2Q18											4Q17
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			709				2,748			159				579				1,985			665
of which non-investment grade			90				709			9				100				508			50
Weighted-average life, in years			5.4				8.1			5.8				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.1	–	12.6		2.9	–	29.4	0.9	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2
Impact on fair value from 10% adverse change			(13.9)				(60.8)			(1.8)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(27.3)				(118.3)			(3.5)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [5]	0.5	–	9.7		0.9	–	26.6	0.7	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(25.3)			(1.5)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(10.0)				(49.4)			(2.9)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q18	4Q17
CHF million
Other asset-backed financings
Trading assets	213	347
Other assets	0	48
Liability to SPE, included in other liabilities	(213)	(395)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q18	4Q17
CHF billion
Government debt securities	24.3	31.4
Corporate debt securities	12.3	15.1
Asset-backed securities	2.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	39.6	52.1
Government debt securities	2.6	2.7
Corporate debt securities	0.4	0.4
Equity securities	4.0	4.8
Other	0.3	0.3
Securities lending transactions	7.3	8.2
Government debt securities	1.3	1.8
Corporate debt securities	0.6	0.6
Asset-backed securities	0.1	0.0
Equity securities	43.5	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	45.5	38.1
Total	92.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q18 (CHF billion)
Securities sold under repurchase agreements	7.6		21.9		5.4	4.7	39.6
Securities lending transactions	4.7		2.4		0.2	0.0	7.3
Obligation to return securities received as collateral, at fair value	45.3		0.0		0.2	0.0	45.5
Total	57.6		24.3		5.8	4.7	92.4
4Q17 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q18 (CHF million)
Cash and due from banks	34	0	75	68	53	10	240
Trading assets	56	0	106	147	929	14	1,252
Investment securities	0	0	679	0	0	0	679
Other investments	0	0	0	199	1,127	284	1,610
Net loans	0	0	32	0	20	247	299
Premises and equipment	0	0	0	0	126	0	126
Other assets	371	10	925	12	46	675	2,039
of which loans held-for-sale	370	0	144	0	3	0	517
Total assets of consolidated VIEs	461	10	1,817	426	2,301	1,230	6,245
Trading liabilities	1	0	0	0	2	0	3
Long-term debt	173	0	838	0	26	35	1,072
Other liabilities	1	0	1	8	110	100	220
Total liabilities of consolidated VIEs	175	0	839	8	138	135	1,295
4Q17 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	151	0	151
Other assets	83	4	1,070	21	32	1,188	2,398
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,593	1,749	6,610
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q18 (CHF million)
Trading assets	159	5,829	900	207	2,839	9,934
Net loans	312	1,375	2,111	4,040	1,092	8,930
Other assets	5	12	111	0	458	586
Total variable interest assets	476	7,216	3,122	4,247	4,389	19,450
Maximum exposure to loss	476	8,880	3,122	7,293	5,203	24,974
Total assets of non-consolidated VIEs	6,517	83,744	92,329	18,825	41,654	243,069
4Q17 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	67	1	437	525
Total variable interest assets	1,375	6,147	3,519	4,816	3,153	19,010
Maximum exposure to loss	1,375	7,617	3,526	7,061	4,079	23,658
Total assets of non-consolidated VIEs	15,874	64,839	66,703	16,270	35,198	198,884

Bank
Securitizations
Securitizations
in	6M18	6M17
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
RMBS
Net gain/(loss) [1]	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or its underlying collateral	(1)	(2)	[2]
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Other asset-backed financings
Net gain [1]	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or its underlying collateral [3]	(232)	(209)	[2]
Fees [4]	67	56
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 6M17.
3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
4 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M18	2017
CHF million
CMBS
Principal amount outstanding	23,938	19,918
Total assets of SPE	37,020	31,586
RMBS
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Other asset-backed financings
Principal amount outstanding	24,176	20,916
Total assets of SPE	45,550	39,330
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M18							6M17
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			463				2,626			60				637
of which level 2			463				2,542			60				538
of which level 3			0				84			0				99
Weighted-average life, in years			5.7				7.6			7.7				9.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.5	–	13.5			–	[2]	6.7	–	16.8
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.2	2.9	–	3.0		2.3	–	11.7
Expected credit losses (rate per annum), in % [4]	1.8	–	1.8		2.8	–	5.5	0.0	–	0.0		3.2	–	3.7
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M18											2017
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			709				2,748			159				579				1,985			665
of which non-investment grade			90				709			9				100				508			50
Weighted-average life, in years			5.4				8.1			5.8				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.1	–	12.6		2.9	–	29.4	0.9	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2	[5]
Impact on fair value from 10% adverse change			(13.9)				(60.8)			(1.8)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(27.3)				(118.3)			(3.5)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [6]	0.5	–	9.7		0.9	–	26.6	0.7	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2	[5]
Impact on fair value from 10% adverse change			(5.0)				(25.3)			(1.5)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(10.0)				(49.4)			(2.9)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 Prior period has been corrected.
6 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M18	2017
CHF million
Other asset-backed financings
Trading assets	213	347
Other assets	0	48
Liability to SPE, included in other liabilities	(213)	(395)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M18	2017
CHF billion
Government debt securities	24.3	31.4
Corporate debt securities	12.3	15.1
Asset-backed securities	2.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	39.6	52.1
Government debt securities	2.6	2.7
Corporate debt securities	0.4	0.4
Equity securities	4.0	4.8
Other	0.3	0.3
Securities lending transactions	7.3	8.2
Government debt securities	1.3	1.8
Corporate debt securities	0.6	0.6
Asset-backed securities	0.1	0.0
Equity securities	43.5	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	45.5	38.1
Total	92.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M18 (CHF billion)
Securities sold under repurchase agreements	7.6		21.9		5.4	4.7	39.6
Securities lending transactions	4.7		2.4		0.2	0.0	7.3
Obligation to return securities received as collateral, at fair value	45.3		0.0		0.2	0.0	45.5
Total	57.6		24.3		5.8	4.7	92.4
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M18 (CHF million)
Cash and due from banks	34	0	75	68	53	10	240
Trading assets	56	0	106	147	929	14	1,252
Investment securities	0	0	679	0	0	0	679
Other investments	0	0	0	199	1,127	284	1,610
Net loans	0	0	32	0	20	247	299
Premises and equipment	0	0	0	0	104	0	104
Other assets	371	10	925	12	45	674	2,037
of which loans held-for-sale	370	0	144	0	3	0	517
Total assets of consolidated VIEs	461	10	1,817	426	2,278	1,229	6,221
Trading liabilities	1	0	0	0	2	0	3
Long-term debt	173	0	838	0	26	35	1,072
Other liabilities	1	0	1	8	109	100	219
Total liabilities of consolidated VIEs	175	0	839	8	137	135	1,294
2017 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	128	0	128
Other assets	83	4	1,070	21	31	1,187	2,396
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,569	1,748	6,585
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M18 (CHF million)
Trading assets	159	5,829	900	207	2,839	9,934
Net loans	312	1,375	2,111	4,040	1,092	8,930
Other assets	5	12	100	0	458	575
Total variable interest assets	476	7,216	3,111	4,247	4,389	19,439
Maximum exposure to loss	476	8,880	3,111	7,293	5,203	24,963
Total assets of non-consolidated VIEs	6,517	83,744	89,367	18,825	12,737	211,190
2017 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	55	1	437	513
Total variable interest assets	1,375	6,147	3,507	4,816	3,153	18,998
Maximum exposure to loss	1,375	7,617	3,514	7,061	4,079	23,646
Total assets of non-consolidated VIEs	15,874	64,839	63,504	16,270	6,265	166,752